CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (492)	$ (1,061,802)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account		(31,669)
Unrealized gain on marketable securities held in Trust Account		(362)
Formation costs paid by Sponsor	267
Changes in operating assets and liabilities:
Prepaid expenses		(34,334)
Accrued expenses		756,545
Income taxes payable	225
Net cash used in operating activities		(371,622)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		(58,647,960)
Net cash used in investing activities		(58,647,960)
Cash Flows from Financing Activities:
Proceeds from collection of stock subscription receivable		25,000
Proceeds from sale of Units, net of underwriting discounts paid		56,060,550
Proceeds from sale of Private Units		3,552,410
Proceeds from sale of unit purchase option		100
Proceeds from promissory note - related party		157,206
Repayment of promissory note - related party		(257,704)
Payment of offering costs		(460,248)
Net cash provided by financing activities		59,077,314
Net Change in Cash		57,732
Cash - Beginning	0	0
Cash - Ending	0	57,732
Non-cash investing and financing activities:
Initial classification of common stock subject to possible redemption		52,064,441
Change in value of common stock subject to possible redemption		(1,061,592)
Deferred underwriting fee payable		$ 2,012,430
Issuance of common stock for stock subscription receivable	25,000
Offering costs included in accrued offering costs	$ 100,231